Changes in the Carrying Amount of Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Goodwill [Line Items]
Beginning Balance	$ 3,171,425	$ 3,223,515
Acquisitions	10,430	3,195
Impairment		(140,334)
Divestitures	(4,757)
Foreign currency translation and other	(234,419)	85,049
Ending Balance	2,942,679	3,171,425
Diversified Industrial
Goodwill [Line Items]
Beginning Balance	3,072,724	3,125,175
Acquisitions	10,430	3,195
Impairment		(140,334)
Divestitures	(4,757)
Foreign currency translation and other	(234,352)	84,688
Ending Balance	2,844,045	3,072,724
Aerospace Systems
Goodwill [Line Items]
Beginning Balance	98,701	98,340
Acquisitions	0	0
Impairment		0
Divestitures	0
Foreign currency translation and other	(67)	361
Ending Balance	$ 98,634	$ 98,701